Utility Plant and Leases - Schedule of Rental Payments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Rental Payments And Lease Payments Included In Operating Expenses [Line Items]
Consolidated rental payments/lease expense	$ 35,342	$ 35,426	$ 31,816
Southwest Gas [Member]
Rental Payments And Lease Payments Included In Operating Expenses [Line Items]
Consolidated rental payments/lease expense	5,330	8,308	7,762
Centuri Construction Group [Member]
Rental Payments And Lease Payments Included In Operating Expenses [Line Items]
Consolidated rental payments/lease expense	$ 30,012	$ 27,118	$ 24,054